SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2022	December 31, 2021
300,000,000 common shares of $0.01 par value each (December 31, 2021: 300,000,000 shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2022	December 31, 2021
138,551,387 common shares of $0.01 par value each (December 31, 2021: 138,551,387 shares of $0.01 par value each)	1,386	1,386

The Company’s common shares are listed on the New York Stock Exchange.

On January 1, 2022, the Company implemented the guidance contained in ASU 2020-06 which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06, was adopted using the modified retrospective method (see Note 1: Interim Financial Data). Following the adoption, the 4.875% senior unsecured convertible notes due 2023 are reflected entirely as a liability as the embedded conversion feature is no longer presented within stockholders' equity. The cumulative effect of adopting this guidance was an incremental adjustment of $4.3 million to opening retained earnings, and a $5.9 million reduction to additional paid-in capital as of January 1, 2022. This net adjustment to equity of $1.6 million resulted in a corresponding decrease in deferred debt issuance costs.

On May 1, 2020, SFL filed a registration statement to register the sale of up to 10,000,000 common shares pursuant to the dividend reinvestment plan ("DRIP"), to facilitate investments by individual and institutional shareholders who wish to invest dividend payments received on shares owned or other cash amounts, in the Company's common shares on a regular basis, one time basis or otherwise. If certain waiver provisions in the DRIP are requested and granted pursuant to the terms of the plan, SFL may grant additional share sales to investors from time to time up to the amount registered under the plan. On April 15, 2022, SFL filed a new registration statement to register the sale of up to 10,000,000 common shares pursuant to the DRIP. During the six months ended June 30, 2022, the Company declared a dividend of $0.20 per share on February 16, 2022 to shareholders of record as of March 16, 2022, with an ex-dividend date of March 15, 2022. The Company also declared a dividend of $0.22 per share on May 12, 2022 to shareholders of record as of June 15, 2022, with an ex-dividend date of June 14, 2022.
In May 2020, the Company entered into an equity distribution agreement with BTIG LLC ("BTIG") under which SFL could, from time to time, offer and sell new common shares having aggregate sales proceeds of up to $100.0 million through an At-the-Market Sales Agreement offering ("ATM"). In April 2022, the Company entered into an Amended and Restated ATM with BTIG. Under this agreement, the prior ATM established in May 2020 was terminated and replaced with a renewed ATM program, under which the Company may continue to offer and sell new common shares having aggregate sales proceeds of up to $100.0 million, from time to time through BTIG.

No new shares were issued and sold under the DRIP and ATM arrangements during the six months ended June 30, 2022. During the year ended December 31, 2021, the Company issued and sold a total of 10.7 million shares under these DRIP and ATM arrangements. Total proceeds, net of costs, of $89.4 million were received, resulting in a premium on issue of $89.3 million.

During the year ended December 31, 2021, the Company repurchased bonds with principal amounts totaling $69.6 million. The equity component of these extinguished bonds was valued at $0.5 million and was deducted from "Additional paid-in capital".

During the six months ended June 30, 2022, $37.3 million of the dividend declared was paid from contributed surplus (year ended December 31, 2021: $77.6 million).